Income Taxes - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2014 India [Member]	Mar. 31, 2013 India [Member]	Mar. 31, 2014 India [Member]	Mar. 31, 2013 India [Member]	Sep. 30, 2013 India [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Goodwill-related deferred tax expense and liabilities	$ 1,700,000	$ 3,400,000
Current income tax expense recognized			3,000			5,000	0	7,000	0	2,000
Deferred tax liabilities	$ (61,617,000)		$ (58,130,000)	$ (51,156,000)
Effective tax rate	(11.00%)	(20.90%)	(23.60%)	(20.20%)	(18.60%)
Deferred tax assets benefit percentage	50.00%		50.00%